Acquisitions and Dispositions (Schedule of Unaudited Pro Forma Information) (Detail) - Dominion Energy Questar Corporation - USD ($) $ / shares in Units, $ in Millions		3 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Business Acquisition [Line Items]
Operating Revenue	[1]	$ 4,887	$ 4,636
Net income attributable to Dominion Energy	[1]	$ 605	$ 675
Earnings Per Common Share – Basic	[1]	$ 0.76	$ 0.90
Earnings Per Common Share – Diluted	[1]	$ 0.76	$ 0.90

[1]	Amounts include adjustments for non-recurring costs directly related to the SCANA Combination.